Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross revenue of the tanker vessels, depending on the respective charter parties’ terms.

For 2025, 2024 and 2023, commissions to Pure Brokerage amounted to $1,027, $1,079 and $1,345, respectively, and are included in Voyage expenses in the accompanying consolidated statements of operations. Also, for 2025, 2024 and 2023, brokerage fees to Pure Brokerage amounted to $369, $340 and $286, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2025 and December 31, 2024 an amount of $17 and $485 respectively, was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying consolidated balance sheets.

Mango Shipping Corp (“Mango”):

The Company’s Series C Preferred stock (Note 9) is entitled to an annual dividend of 5.00%, and part of this stock is held by Aliki Paliou, through Mango, and by Andreas Michalopoulos, the Company’s Chief Executive Officer. As of December 31, 2025 and 2024, Mango held 1,314,792 Series C preferred shares, and Andreas Michalopoulos held 56,342 Series C preferred shares. For 2025, 2024 and 2023, dividends declared and paid to Mango on its Series C preferred shares amounted $1,643, $1,643 and $1,643 respectively (or $1.25 per each Series C preferred share). On December 31, 2025 and 2024, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $78 and $77, respectively. For the details of the terms of the Series C preferred stock, please refer to Note 9.